Segment, Geographic and Other Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from external customers		₩ 92,578,265	₩ 87,476,410	₩ 70,546,024
Non-current assets	[1]	195,972,142	191,206,960	188,431,533
Domestic
Disclosure of geographical areas [line items]
Revenue from external customers		91,286,837	86,242,808	69,142,730
Non-current assets	[1]	191,214,679	186,384,115	183,707,117
Overseas
Disclosure of geographical areas [line items]
Revenue from external customers	[2]	1,291,428	1,233,602	1,403,294
Non-current assets	[1],[2]	₩ 4,757,463	₩ 4,822,845	₩ 4,724,416

[1]	The amounts exclude financial assets, deferred tax assets, and net defined benefit assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.